UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     August 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $175,154 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    14494   375000 SH       SOLE                   375000        0        0
ALUMINUM CORP CHINA LTD        SPON ADR H SHS   022276109      517   152600 SH  PUT  SOLE                   152600        0        0
BLACKROCK INC                  COM              09247X101      412    10000 SH  PUT  SOLE                    10000        0        0
BP PLC                         SPONSORED ADR    055622104    14440   500000 SH       SOLE                   500000        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889       40   296600 SH  CALL SOLE                   296600        0        0
CHUBB CORP                     COM              171232101    20004   400000 SH       SOLE                   400000        0        0
CHUBB CORP                     COM              171232101     9480   860100 SH  CALL SOLE                   860100        0        0
DEERE & CO                     COM              244199105     6960   125000 SH       SOLE                   125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     6092   100000 SH       SOLE                   100000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     5731  1296800 SH  CALL SOLE                  1296800        0        0
EXXON MOBIL CORP               COM              30231G102    14268   250000 SH       SOLE                   250000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      488    50000 SH  PUT  SOLE                    50000        0        0
HOME DEPOT INC                 COM              437076102     7018   250000 SH       SOLE                   250000        0        0
JOHNSON & JOHNSON              COM              478160104     1116   223200 SH  CALL SOLE                   223200        0        0
JOHNSON & JOHNSON              COM              478160104     8859   150000 SH       SOLE                   150000        0        0
MCDONALDS CORP                 COM              580135101     9881   150000 SH       SOLE                   150000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     5508   100000 SH       SOLE                   100000        0        0
MICROSOFT CORP                 COM              594918104     4166   950000 SH  CALL SOLE                   950000        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103     6373   250000 SH       SOLE                   250000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     3307   100000 SH       SOLE                   100000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     1020   150000 SH  CALL SOLE                   150000        0        0
PETROBRAS ENERGIA S A          SPONS ADR        71646J109      465   480000 SH  CALL SOLE                   480000        0        0
POTASH CORP SASK INC           COM              73755L107    19404   225000 SH       SOLE                   225000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      211   100000 SH  CALL SOLE                   100000        0        0
SCHLUMBERGER LTD               COM              806857108     2767    50000 SH       SOLE                    50000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     6084    50000 SH       SOLE                    50000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3379    65000 SH       SOLE                    65000        0        0
WALGREEN CO                    COM              931422109     2670   100000 SH       SOLE                   100000        0        0